CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		135 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating costs and expenses:
Research and development, net (Note 12)	$ 1,689	$ 1,045	$ 24,419	[1]
General and administrative	2,205	1,544	17,003	[1]
Total operating costs and expenses	3,894	2,589	41,422	[1]
Financial expense (income), net	151	(189)	2,547	[1]
Other income	(132)	0	(132)	[1]
Operating loss	3,913	2,400	43,837	[1]
Taxes on income (Note 13)	5	19	77	[1]
Loss from continuing operations	3,918	2,419	43,914	[1]
Net loss from discontinued operations	0	0	164	[1],[2]
Net loss	$ 3,918	$ 2,419	$ 44,078	[1],[2]
Basic and diluted net loss per share from continuing operations (in dollars per share)	$ 0.03	$ 0.03
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in shares)	120,117,724	89,094,403

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.